S000037763 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA IMI (net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.96%	7.77%	8.37%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	22.88%	1.51%	7.42%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.72%	0.99%	6.96%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.00%	1.15%	5.96%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	23.17%	1.76%	7.69%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	23.27%	1.81%	7.76%